Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Our long-term debt balance consisted of the following:

(in millions)	December 26, 2020	June 26, 2021
Long-term debt, net:
1 st Lien USD Term Loan (1)	$2,701	$2,690
1 st Lien Euro Term Loan (2)	1,298	1,269

Long-term debt, net of unamortized discounts	3,999	3,959
Unamortized deferred financing costs	(12)	(11)
Current installments of long-term debt	(44)	(44)

Total	$3,943	$3,904

(1)	During the six months ended June 26, 2021, the weighted average interest rate was 3.9%
(2)	During the six months ended June 26, 2021, the weighted average interest rate was 3.5%

Our long-term debt balance consisted of the following:

(in millions)	December 28, 2019	December 26, 2020
Long-term debt, net:
1 st Lien USD Term Loan (1)	$3,020	$2,701
1 st Lien Euro Term Loan (2)	1,200	1,298
2 nd Lien USD Term Loan (3)	509	—

Long-term debt, net of unamortized discounts	4,729	3,999
Unamortized deferred financing costs	(17)	(12)
Current installments of long-term debt	(43)	(44)

Total	$4,669	$3,943

(1)	During the year ended December 26, 2020, the weighted average interest rate was 4.4%
(2)	During the year ended December 26, 2020, the weighted average interest rate was 3.5%
(3)	During the year ended December 26, 2020, the weighted average interest rate was 9.7%

Schedule of Material Terms of Outstanding Debt
As of December 26, 2020, the material terms of our outstanding debt was as follows:

Debt	Issue Date	Issue Principal	Interest Rate (1)	Interest Payment Frequency	Maturity Date
1 st Lien	June 2019	$3,087	375 pts above LIBOR	Monthly	September 2024
1 st Lien	June 2019	€1,092	350 pts above EURIBOR	Quarterly	September 2024

Schedule of Debt Repayment Obligations
As of December 26, 2020, our debt repayment obligations for the five succeeding fiscal years and thereafter are as follows:

(in millions)
2021	$44
2022	45
2023	44
2024	3,905
2025	—
Thereafter	—

Total debt repayment obligations	$4,038